SHARE-BASED PAYMENTS - ESOP Summarized (Details)	12 Months Ended
	Mar. 31, 2026 shares $ / shares	Mar. 31, 2025 shares $ / shares	Mar. 31, 2024 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life (in years)	3 years 10 months 2 days
Weighted average exercise price (in dollars per share)	$ 30.31
Exercisable (in dollars per share)	$ 29.83
Stock option plan
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	2,848,913	3,984,148	6,459,922
Weighted average exercise price (in dollars per share)	$ 30.31	$ 28.52	$ 27.19
Exercisable (in shares) | shares	1,406,633	2,525,692
Exercisable (in dollars per share)	$ 29.83	$ 28.44
$20.57 to $26.78
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	937,639
Weighted average remaining contractual life (in years)	3 years 8 months 4 days
Weighted average exercise price (in dollars per share)	$ 23.61
Exercisable (in shares) | shares	470,985
Exercisable (in dollars per share)	$ 21.81
$20.57 to $26.78 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in dollars per share)	20.57
$20.57 to $26.78 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in dollars per share)	$ 26.78
$26.83 to $30.13
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	453,948
Weighted average remaining contractual life (in years)	4 years 2 months 12 days
Weighted average exercise price (in dollars per share)	$ 28.66
Exercisable (in shares) | shares	191,103
Exercisable (in dollars per share)	$ 28.65
$26.83 to $30.13 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in dollars per share)	26.83
$26.83 to $30.13 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in dollars per share)	$ 30.13
$33.47 to $38.01
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	1,457,326
Weighted average remaining contractual life (in years)	3 years 9 months 29 days
Weighted average exercise price (in dollars per share)	$ 35.13
Exercisable (in shares) | shares	744,545
Exercisable (in dollars per share)	$ 35.20
$33.47 to $38.01 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in dollars per share)	33.47
$33.47 to $38.01 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in dollars per share)	$ 38.01